Arrow Dow Jones Global Yield ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2020
Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	BONDS & NOTES - 48.3%
	AUTO PARTS MANUFACTURING - 0.4%
355,000	Tenneco, Inc.	5.000	7/15/2026	$ 161,064

	CHEMICALS - 1.7%
345,000	Chemours Co.	7.000	5/15/2025	325,991
307,000	Olin Corp.	5.625	8/1/2029	278,879
				604,870
	ELECTRICAL EQUIPMENT MANUFACTURING - 1.0%
343,000	WESCO Distribution, Inc.	5.375	12/15/2021	339,416

	ENTERTAINMENT CONTENT - 1.6%
313,000	AMC Networks, Inc.	4.750	8/1/2025	287,506
321,000	Liberty Interactive LLC	8.250	2/1/2030	285,257
				572,763
	EXPLORATION & PRODUCTION - 5.4%
366,000	Antero Resources Corp.	5.125	12/1/2022	256,914
340,000	CNX Resources Corp.	5.875	4/15/2022	336,600
310,000	Murphy Oil Corp.	5.875	12/1/2027	211,373
317,000	PDC Energy, Inc.	5.750	5/15/2026	243,773
350,000	QEP Resources, Inc.	5.625	3/1/2026	114,205
401,000	Range Resources Corp.	4.875	5/15/2025	313,281
354,000	SM Energy Co.	6.625	1/15/2027	101,173
330,000	Southwestern Energy Co.	6.200	1/23/2025	294,096
				1,871,415
	FINANCIAL SERVICES - 0.9%
312,000	Icahn Enterprises Finance Corp.	6.250	5/15/2026	308,044

	OIL & GAS SERVICES & EQUIPMENT - 1.5%
372,000	Nabors Industries, Inc.	5.750	2/1/2025	87,346
307,000	Oceaneering International, Inc.	4.650	11/15/2024	160,791
330,000	USA Compression Partners LP	6.875	9/1/2027	265,535
				513,672
	PHARMACEUTICALS - 2.0%
356,000	Teva Pharmaceutical Finance Netherlands III BV	2.800	7/21/2023	328,926
401,000	Teva Pharmaceutical Finance Netherlands III BV	3.150	10/1/2026	351,396
				680,322
	PIPELINE - 4.7%
330,000	Buckeye Partners LP	3.950	12/1/2026	300,713
329,000	DCP Midstream Operating LP	5.125	5/15/2029	246,536
315,000	EnLink Midstream LLC	5.375	6/1/2029	197,127
340,000	EnLink Midstream Partners LP	4.150	6/1/2025	212,568
343,000	Genesis Energy LP	6.500	10/1/2025	290,264
325,000	NuStar Logistics LP	6.000	6/1/2026	294,028
464,000	Summit Midstream Holdings LLC	5.750	4/15/2025	96,280
				1,637,516
	REAL ESTATE - 0.6%
344,000	Washington Prime Group LP	6.450	8/15/2024	193,139

	SOVEREIGN - 26.6%
325,000	Brazilian Government International Bond	4.250	1/7/2025	337,399
230,000	Brazilian Government International Bond	6.000	4/7/2026	253,345
225,000	Brazilian Government International Bond	10.125	5/15/2027	301,783
365,000	Brazilian Government International Bond	5.625	1/7/2041	366,825
361,000	Chile Government International Bond	3.860	6/21/2047	392,158
195,000	Colombia Government International Bond	8.125	5/21/2024	225,958
334,000	Colombia Government International Bond	6.125	1/18/2041	374,080
210,000	Hungary Government International Bond	7.625	3/29/2041	339,338
300,000	Indonesia Government International Bond	3.500	1/11/2028	303,403
300,000	Indonesia Government International Bond	3.400	9/18/2029	301,324
400,000	Indonesia Government International Bond	4.350	1/11/2048	415,859
315,000	Israel Government International Bond	4.500	1/30/2043	381,140
243,000	Mexico Government International Bond	4.000	10/2/2023	250,220

Arrow Dow Jones Global Yield ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2020
Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	SOVEREIGN - 26.6% (continued)
400,000	Mexico Government International Bond	4.000	1/21/2026	$ 412,004
350,000	Mexico Government International Bond	4.150	3/28/2027	351,313
277,000	Mexico Government International Bond	4.750	3/8/2044	258,028
375,000	Mexico Government International Bond	4.600	2/10/2048	342,660
230,000	Panama Government International Bond	8.875	9/30/2027	311,652
305,000	Peruvian Government International Bond	2.844	6/20/2030	316,285
235,000	Peruvian Government International Bond	5.625	11/18/2050	353,087
239,000	Republic of South Africa Government International Bond	4.665	1/17/2024	236,311
350,000	Republic of South Africa Government International Bond	4.875	4/14/2026	326,772
537,000	Republic of South Africa Government International Bond	6.250	3/8/2041	474,147
230,000	Republic of South Africa Government International Bond	5.000	10/12/2046	173,072
212,000	Turkey Government International Bond	5.625	3/30/2021	213,688
439,000	Turkey Government International Bond	3.250	3/23/2023	405,983
200,000	Turkey Government International Bond	6.125	10/24/2028	182,560
385,000	Turkey Government International Bond	6.000	1/14/2041	309,896
440,000	Turkey Government International Bond	5.750	5/11/2047	335,973
				9,246,263
	WIRELESS TELECOMMUNICATION SERVICES - 1.9%
325,000	Level 3 Financing, Inc.	5.375	8/15/2022	325,878
306,000	United States Cellular Corp .	6.700	12/15/2033	323,075
				648,953

	TOTAL BONDS & NOTES (Cost $18,903,450)			16,777,437

	COMMON STOCKS - 37.7%
	ASSET MANAGEMENT - 0.7%
86,595	Standard Life Aberdeen PLC			241,500

	AUTOMOTIVE - 0.8%
84,599	Tofas Turk Otomobil Fabrikasi AS			270,397

	BANKING - 3.6%
144,396	Intesa Sanpaolo S.p.A			225,057
22,429	National Australia Bank Ltd.			249,045
46,204	Nordea Bank Abp.			299,159
11,479	Societe Generale SA			179,290
26,013	Swedbank AB			307,238
				1,259,789
	CHEMICALS - 1.5%
49,744	Chemtrade Logistics Income Fund			187,308
1,304,075	Sinopec Shanghai Petrochemical Co. Ltd.			358,302
				545,610

	CONSTRUCTION MATERIALS - 0.8%
114,001	CSR Ltd.			278,394

	CONSUMER PRODUCTS - 0.8%
24,994	Astral Foods Ltd.			263,114

	ENGINEERING & CONSTRUCTION SERVICES - 0.2%
33,100	Galliford Try Holdings PLC			63,144

Arrow Dow Jones Global Yield ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2020
Shares		Value
	HOME & OFFICE PRODUCTS - 0.0%
1	Vistry Group PLC	$ 10

	INSTITUTIONAL FINANCIAL SERVICES - 0.7%
133,329	Coronation Fund Managers Ltd.	262,447

	IRON & STEEL - 3.5%
270,164	Eregli Demir ve Celik Fabrikalari TAS	312,701
556,859	Magnitogorsk Iron & Steel Works PJSC	303,171
17,644	Novolipetsk Steel PJSC - ADR	304,359
24,652	Severstal PJSC	296,562
		1,216,793
	METALS & MINING - 1.0%
12,222	MMC Norilsk Nickel PJSC - ADR	339,527

	OIL, GAS & COAL - 4.0%
13,317	Bashneft PJSC	247,886
642,609	China Petroleum & Chemical Corp.	324,937
69,266	EnLink Midstream LLC	153,771
466,645	Indo Tambangraya Megah Tbk PT	225,872
24,815	Kimbell Royalty Partners LP	196,535
17,786	Tupras Turkiye Petrol Rafinerileri AS	231,056
		1,380,057
	REAL ESTATE INVESTMENT TRUSTS (REITS) - 15.4%
259,651	Agile Group Holdings Ltd.	292,731
21,867	Apple Hospitality REIT, Inc.	211,673
161,832	Ascendas Real Estate Investment Trust	341,437
122,960	Ashford Hospitality Trust, Inc.	101,110
129,626	Charter Hall Retail REIT	269,026
45,085	Diversified Healthcare Trust	140,214
12,689	Eurocommercial Properties NV - ADR	140,928
229,052	Fibra Uno Administracion SA de CV	192,496
224,275	Growthpoint Properties Ltd.	170,114
205,357	Guangzhou R&F Properties Co Ltd.	259,069
90,575	Hammerson PLC	80,635
90,850	Hyprop Investments Ltd.	93,991
21,811	H&R Real Estate Inv.	154,834
25,354	Independence Realty Trust, Inc.	255,315
18,910	Kimco Realty Corp.	206,308
18,668	Kite Realty Group Trust	190,974
10,840	Klepierre SA	219,117
17,020	Macerich Co.	127,139
279,168	Mapletree Logistics Trust	356,967
411,466	Mapletree North Asia Commercial Trust	276,220
39,597	NEPI Rockcastle PLC	172,273
67,380	Pennsylvania Real Estate Investment Trust	68,054
670,254	Redefine Properties Ltd.	82,847
19,437	RLJ Lodging Trust	180,570
24,218	RPT Realty	165,167
14,517	Service Properties Trust	100,603
25,977	SITE Centers Corp.	157,421
2,270	Unibail-Rodamco-Westfield*	133,566
119,259	Washington Prime Group, Inc.	102,539
15,812	Wereldhave NV	138,551
		5,381,889

Arrow Dow Jones Global Yield ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2020
Shares		Value
	RETAIL - DISCRETIONARY - 0.7%
128,086	Harvey Norman Holdings Ltd.	$ 233,125

	TELECOMMUNICATIONS - 1.8%
28,859	CenturyLink, Inc.	306,483
37,021	Mobile TeleSystems PJSC	317,270
		623,753
	TRANSPORTATION & LOGISTICS - 1.4%
27,236	GasLog Partners LP	163,961
27,158	Hoegh LNG Partners LP	310,687
		474,648
	UTILITIES - 0.8%
114,301,622	Federal Grid Co. Unified Energy System PJSC	283,695

	TOTAL COMMON STOCKS (Cost $23,868,512)	13,117,892

	MASTER LIMITED PARTNERSHIPS - 12.8%
	OIL, GAS & COAL - 9.9%
38,779	Alliance Resource Partners LP	150,463
13,256	Crestwood Equity Partners LP	145,021
23,140	CrossAmerica Partners LP	297,349
16,787	DCP Midstream LP	152,762
13,290	Delek Logistics Partners LP	260,617
41,112	Enable Midstream Partners LP	186,648
1	Energy Transfer LP	8
14,827	EQM Midstream Partners LP	298,616
20,302	Genesis Energy LP	121,406
20,474	Global Partners LP/MA	243,845
104,506	Martin Midstream Partners LP	281,121
1	Natural Resource Partners LP	13
36,360	NGL Energy Partners LP	219,978
16,097	NuStar Energy LP	196,061
20,224	PBF Logistics LP	174,735
128,723	Summit Midstream Partners LP	167,340
13,517	Sunoco LP	335,492
24,235	USA Compression Partners LP	194,122
		3,425,597
	TRANSPORTATION & LOGISTICS - 2.1%
31,257	Capital Product Partners LP	304,131
47,886	Golar LNG Partners LP	139,348
21,158	KNOT Offshore Partners LP	300,020
		743,499

Arrow Dow Jones Global Yield ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2020
Shares		Value
	UTILITIES - 0.8%
19,050	Suburban Propane Partners LP	$ 294,322

	TOTAL MASTER LIMITED PARTNERSHIPS (Cost $9,460,894)	4,463,418

	TOTAL INVESTMENTS - 98.8% (Cost - $52,232,856)	$ 34,358,747
	OTHER ASSETS LESS LIABILITIES - 1.2%	404,005
	NET ASSETS - 100.0%	$ 34,762,752

* Non Income Producing Security
AB - Aktiebolag
	ADR - American Depositary Receipt
AS - Anonim Sirketi
	BV - Besloten Vennootschap
	LLC - Limited Liability Company
LP - Limited Partnership
LTD - Limited Company
	NV - Naamloze Vennootschap
	PJSC - Public Joint-Stock Company
	PLC - Public Limited Company
SA - Société Anonyme
	S.p.A - Societa per azioni
	TAS - Turkish Accounting Standards

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update "ASU" 2013-08.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Board will review the fair value method in use for securities requiring a fair value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of April 30, 2020 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Bonds and Notes	$ -	$ 16,777,437	$ -	$ 16,777,437
Common Stocks	13,117,892	-	-	13,117,892
Master Limited Partnerships	4,463,418	-	-	4,463,418
Total	$ 17,581,310	$ 16,777,437	$ -	$ 34,358,747

The Fund did not hold any Level 3 securities during the period.
* See Portfolio of Investments for Industry classification.

Aggregate Unrealized Appreciation and Depreciation - Tax Basis

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$ 53,960,618	$ 911,640	$ (20,513,511)	$ (19,601,871)